Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST Small-Cap Growth Portfolio
Supplement dated December 2, 2024 to the
Currently Effective Prospectus and Summary Prospectus
This supplement should be read in conjunction with the currently effective prospectus (the Prospectus) and summary prospectus (the Summary Prospectus) for the AST Small-Cap Growth Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.
New Subadvisory Arrangements, Name Change, Investment Strategy, Management Fee Changes and Secondary Benchmark Changes
The Board of Trustees of the Trust (the Board) approved: (i) replacing Emerald Mutual Fund Advisers Trust (Emerald), Massachusetts Financial Services Company (MFS), UBS Asset Management (Americas) LLC (UBS) and Victory Capital Management Inc. (Victory Capital) with Boston Partners Global Investors, Inc. (Boston Partners), Dimensional Fund Advisors LP (Dimensional), Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley), and TimesSquare Capital Management LLC (TimesSquare), as subadvisers to the Portfolio to serve alongside Driehaus Capital Management LLC;
(ii)changing the name of the Portfolio to the “AST Small-Cap Equity Portfolio”; (iii) certain revisions to the principal investment strategy of the Portfolio to reflect the different mix of subadvisers to the Portfolio; (iv) revisions to the Portfolio’s management fee rate schedule, which are expected to lower the Portfolio’s effective management fee; and (v) revising the Portfolio’s secondary benchmark to reflect the repositioning of the Portfolio. These changes are expected to become effective on or about December 16, 2024.
To reflect the changes described above, the Summary Prospectus and Prospectus is hereby revised as follows, effective December 16, 2024:
I.All references to "AST Small-Cap Growth Portfolio" are hereby changed to "AST Small-Cap Equity Portfolio".
II.All references and information for the Portfolio pertaining to Emerald, MFS, UBS and Victory Capital are hereby removed from the Prospectus and Summary Prospectus.
III.The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.70%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.03%
+ Acquired Fund Fees & Expenses	0.00%
=Total Annual Portfolio Operating Expenses	0.98%
-Fee Waiver and/or Expense Reimbursement	(0.01)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.97%
Reimbursement(1)
(1)The Manager has contractually agreed to waive 0.01% of its investment management fee through June 30, 2026. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board.
The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:

		1 Year	3 Years	5 Years	10 Years
	AST Small-Cap Equity	$99	$311	$541	$1,200
	Portfolio
IV.	The description of the	Portfolio’s principal	investment strategies	in the “INVESTMENTS, RISKS AND
PERFORMANCE” section of the Summary Prospectus, and the description of the Portfolio’s principal investment strategies in the “SUMMARY: AST SMALL-CAP EQUITY PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted and replaced with the description set forth below:
Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in equity and equity-related securities of small capitalization companies. Equity and equity-related securities include common and preferred stock, investments in other mutual funds, active and passively managed exchange-traded funds (ETFs), securities convertible into common stock, securities having common stock characteristics, futures contracts and other derivative instruments whose value is based on common stock, such as rights, warrants or options to purchase common stock. For purposes of the Portfolio, small-capitalization companies are generally those that have market capitalizations no larger than the largest capitalized company included in the Russell 2000® Index at the time of the Portfolio’s investment. The size of the companies in the Russell 2000® Index and those on which the Portfolio’s subadvisers intend to focus the Portfolio’s investments will change with market conditions.
The Portfolio may invest up to 15% of its total assets in foreign securities. The Portfolio may invest directly in foreign securities denominated in foreign currencies or may invest through depositary receipts or passive foreign investment companies. Generally, the same criteria are used to select foreign securities as domestic securities.
American Depositary Receipts and foreign issuers traded in the United States are not considered to be foreign securities for purposes of this investment limitation. The Portfolio is allocated among five subadvisers: Boston Partners Global Investors, Inc., Dimensional Fund Advisors LP, Driehaus Capital Management LLC, Hotchkis and Wiley Capital Management, LLC and TimesSquare Capital Management, LLC. The Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks, and other factors.
 V.The last two paragraphs under “Past Performance” in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus, and the last paragraph in the “SUMMARY: AST SMALL-CAP EQUITY PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted and replaced with the following:
 Note: The Portfolio added and removed subadvisers and changed certain investment strategies, effective December 16, 2024. The performance figures prior to December 16, 2024 for the Portfolio reflect the investment performance, investment operations, investment policies, and investment strategies of former subadvisers, and it is not representative of the Portfolio’s current subadvisers and the Portfolio’s predicted performance.
 Prior to December 16, 2024, the Portfolio’s secondary index was the Russell 2000 Growth Index. Effective December 16, 2024, the Portfolio’s secondary benchmark will be the Russell 2000 Index
VI.	The index table under “Past Performance” in the “INVESTMENTS, RISKS AND PERFORMANCE” section of
	the Summary Prospectus, and the index table under “Past Performance” in the “SUMMARY: AST SMALL-CAP
	EQUITY PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby
	deleted and replaced with the table and information set forth below:

	Index	1 Year*	5 Years*	10 Years*
	Broad-Based Securities Market Index: S&P 500 Index	26.29%	15.69%	12.03%
	(reflects no deduction for fees, expenses or taxes)
	Russell 2000 Growth Index (prior to December 16, 2024)	18.66%	9.22%	7.16%
	(reflects no deduction for fees, expenses or taxes)
	Russell 2000 Index (effective December 16, 2024)	16.93%	9.97%	7.16%
	(reflects no deduction for fees, expenses or taxes)
	* Information as of December 31, 2023.

AST SMALL-CAP GROWTH PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST Small-Cap Growth Portfolio
Supplement dated December 2, 2024 to the
Currently Effective Prospectus and Summary Prospectus
This supplement should be read in conjunction with the currently effective prospectus (the Prospectus) and summary prospectus (the Summary Prospectus) for the AST Small-Cap Growth Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.
New Subadvisory Arrangements, Name Change, Investment Strategy, Management Fee Changes and Secondary Benchmark Changes
The Board of Trustees of the Trust (the Board) approved: (i) replacing Emerald Mutual Fund Advisers Trust (Emerald), Massachusetts Financial Services Company (MFS), UBS Asset Management (Americas) LLC (UBS) and Victory Capital Management Inc. (Victory Capital) with Boston Partners Global Investors, Inc. (Boston Partners), Dimensional Fund Advisors LP (Dimensional), Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley), and TimesSquare Capital Management LLC (TimesSquare), as subadvisers to the Portfolio to serve alongside Driehaus Capital Management LLC;
(ii)changing the name of the Portfolio to the “AST Small-Cap Equity Portfolio”; (iii) certain revisions to the principal investment strategy of the Portfolio to reflect the different mix of subadvisers to the Portfolio; (iv) revisions to the Portfolio’s management fee rate schedule, which are expected to lower the Portfolio’s effective management fee; and (v) revising the Portfolio’s secondary benchmark to reflect the repositioning of the Portfolio. These changes are expected to become effective on or about December 16, 2024.
To reflect the changes described above, the Summary Prospectus and Prospectus is hereby revised as follows, effective December 16, 2024:
I.All references to "AST Small-Cap Growth Portfolio" are hereby changed to "AST Small-Cap Equity Portfolio".
II.All references and information for the Portfolio pertaining to Emerald, MFS, UBS and Victory Capital are hereby removed from the Prospectus and Summary Prospectus.
III.The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.70%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.03%
+ Acquired Fund Fees & Expenses	0.00%
=Total Annual Portfolio Operating Expenses	0.98%
-Fee Waiver and/or Expense Reimbursement	(0.01)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.97%
Reimbursement(1)
(1)The Manager has contractually agreed to waive 0.01% of its investment management fee through June 30, 2026. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board.
The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:

		1 Year	3 Years	5 Years	10 Years
	AST Small-Cap Equity	$99	$311	$541	$1,200
	Portfolio
IV.	The description of the	Portfolio’s principal	investment strategies	in the “INVESTMENTS, RISKS AND
PERFORMANCE” section of the Summary Prospectus, and the description of the Portfolio’s principal investment strategies in the “SUMMARY: AST SMALL-CAP EQUITY PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted and replaced with the description set forth below:
Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in equity and equity-related securities of small capitalization companies. Equity and equity-related securities include common and preferred stock, investments in other mutual funds, active and passively managed exchange-traded funds (ETFs), securities convertible into common stock, securities having common stock characteristics, futures contracts and other derivative instruments whose value is based on common stock, such as rights, warrants or options to purchase common stock. For purposes of the Portfolio, small-capitalization companies are generally those that have market capitalizations no larger than the largest capitalized company included in the Russell 2000® Index at the time of the Portfolio’s investment. The size of the companies in the Russell 2000® Index and those on which the Portfolio’s subadvisers intend to focus the Portfolio’s investments will change with market conditions.
The Portfolio may invest up to 15% of its total assets in foreign securities. The Portfolio may invest directly in foreign securities denominated in foreign currencies or may invest through depositary receipts or passive foreign investment companies. Generally, the same criteria are used to select foreign securities as domestic securities.
American Depositary Receipts and foreign issuers traded in the United States are not considered to be foreign securities for purposes of this investment limitation. The Portfolio is allocated among five subadvisers: Boston Partners Global Investors, Inc., Dimensional Fund Advisors LP, Driehaus Capital Management LLC, Hotchkis and Wiley Capital Management, LLC and TimesSquare Capital Management, LLC. The Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks, and other factors.
 V.The last two paragraphs under “Past Performance” in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus, and the last paragraph in the “SUMMARY: AST SMALL-CAP EQUITY PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted and replaced with the following:
 Note: The Portfolio added and removed subadvisers and changed certain investment strategies, effective December 16, 2024. The performance figures prior to December 16, 2024 for the Portfolio reflect the investment performance, investment operations, investment policies, and investment strategies of former subadvisers, and it is not representative of the Portfolio’s current subadvisers and the Portfolio’s predicted performance.
 Prior to December 16, 2024, the Portfolio’s secondary index was the Russell 2000 Growth Index. Effective December 16, 2024, the Portfolio’s secondary benchmark will be the Russell 2000 Index
VI.	The index table under “Past Performance” in the “INVESTMENTS, RISKS AND PERFORMANCE” section of
	the Summary Prospectus, and the index table under “Past Performance” in the “SUMMARY: AST SMALL-CAP
	EQUITY PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby
	deleted and replaced with the table and information set forth below:

	Index	1 Year*	5 Years*	10 Years*
	Broad-Based Securities Market Index: S&P 500 Index	26.29%	15.69%	12.03%
	(reflects no deduction for fees, expenses or taxes)
	Russell 2000 Growth Index (prior to December 16, 2024)	18.66%	9.22%	7.16%
	(reflects no deduction for fees, expenses or taxes)
	Russell 2000 Index (effective December 16, 2024)	16.93%	9.97%	7.16%
	(reflects no deduction for fees, expenses or taxes)
	* Information as of December 31, 2023.